Document and Entity Information	12 Months Ended
Jul. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jul 26, 2012
Registrant Name	ING Separate Portfolios Trust
Central Index Key	0001392116
Amendment Flag	false
Document Creation Date	Oct 5, 2012
Document Effective Date	Oct 5, 2012
Prospectus Date	Jul 31, 2012

ING SEPARATE PORTFOLIOS TRUST

ING Emerging Markets Corporate Debt Fund

ING Emerging Markets Hard Currency Debt Fund

ING Emerging Markets Local Currency Debt Fund

(each a "Fund" and collectively the "Funds")

Supplement dated October 5, 2012

to the Funds’ Class P Shares Prospectus ("Prospectus")

dated July 31, 2012

Effective immediately, the Funds’ Prospectus is hereby revised as follows:

1.                                      The information with respect to each Fund’s name, share class, and ticker symbol on the front cover of the Funds’ Prospectus is hereby deleted and replaced with the following:

•                  ING Emerging Markets Corporate Debt Fund

Class P*/IMCDX

•                  ING Emerging Markets Hard Currency Debt Fund

Class P*/IHCSX

•                  ING Emerging Markets Local Currency Debt Fund

Class P*/ILCDX

* Patent Pending

2.                                      The section entitled "Shareholder Fees" of the summary section of the Funds’ Prospectus is hereby deleted and replaced with the following:

Shareholder Fees

Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
P*	None	None

* Patent Pending

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING Separate Portfolios Trust
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Supplement [Text Block]	ingspt2_SupplementTextBlock

ING SEPARATE PORTFOLIOS TRUST

ING Emerging Markets Corporate Debt Fund

ING Emerging Markets Hard Currency Debt Fund

ING Emerging Markets Local Currency Debt Fund

(each a "Fund" and collectively the "Funds")

Supplement dated October 5, 2012

to the Funds’ Class P Shares Prospectus ("Prospectus")

dated July 31, 2012

Effective immediately, the Funds’ Prospectus is hereby revised as follows:

1.                                      The information with respect to each Fund’s name, share class, and ticker symbol on the front cover of the Funds’ Prospectus is hereby deleted and replaced with the following:

•                  ING Emerging Markets Corporate Debt Fund

Class P*/IMCDX

•                  ING Emerging Markets Hard Currency Debt Fund

Class P*/IHCSX

•                  ING Emerging Markets Local Currency Debt Fund

Class P*/ILCDX

* Patent Pending

2.                                      The section entitled "Shareholder Fees" of the summary section of the Funds’ Prospectus is hereby deleted and replaced with the following:

Shareholder Fees

Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
P*	None	None

* Patent Pending

ING Emerging Markets Corporate Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingspt2_SupplementTextBlock

ING SEPARATE PORTFOLIOS TRUST

ING Emerging Markets Corporate Debt Fund

(each a "Fund" and collectively the "Funds")

Supplement dated October 5, 2012

to the Funds’ Class P Shares Prospectus ("Prospectus")

dated July 31, 2012

Effective immediately, the Funds’ Prospectus is hereby revised as follows:

1.                                      The information with respect to each Fund’s name, share class, and ticker symbol on the front cover of the Funds’ Prospectus is hereby deleted and replaced with the following:

•                  ING Emerging Markets Corporate Debt Fund

Class P*/IMCDX

* Patent Pending

2.                                      The section entitled "Shareholder Fees" of the summary section of the Funds’ Prospectus is hereby deleted and replaced with the following:

Shareholder Fees

Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
P*	None	None

* Patent Pending

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
ING Emerging Markets Corporate Debt Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
ING Emerging Markets Hard Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingspt2_SupplementTextBlock

ING SEPARATE PORTFOLIOS TRUST

ING Emerging Markets Hard Currency Debt Fund

(each a "Fund" and collectively the "Funds")

Supplement dated October 5, 2012

to the Funds’ Class P Shares Prospectus ("Prospectus")

dated July 31, 2012

Effective immediately, the Funds’ Prospectus is hereby revised as follows:

1.                                      The information with respect to each Fund’s name, share class, and ticker symbol on the front cover of the Funds’ Prospectus is hereby deleted and replaced with the following:

•                  ING Emerging Markets Hard Currency Debt Fund

Class P*/IHCSX

* Patent Pending

2.                                      The section entitled "Shareholder Fees" of the summary section of the Funds’ Prospectus is hereby deleted and replaced with the following:

Shareholder Fees

Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
P*	None	None

* Patent Pending

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
ING Emerging Markets Hard Currency Debt Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
ING Emerging Markets Local Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingspt2_SupplementTextBlock

ING SEPARATE PORTFOLIOS TRUST

ING Emerging Markets Local Currency Debt Fund

(each a "Fund" and collectively the "Funds")

Supplement dated October 5, 2012

to the Funds’ Class P Shares Prospectus ("Prospectus")

dated July 31, 2012

Effective immediately, the Funds’ Prospectus is hereby revised as follows:

1.                                      The information with respect to each Fund’s name, share class, and ticker symbol on the front cover of the Funds’ Prospectus is hereby deleted and replaced with the following:

•                   ING Emerging Markets Local Currency Debt Fund

Class P*/ILCDX

* Patent Pending

2.                                      The section entitled "Shareholder Fees" of the summary section of the Funds’ Prospectus is hereby deleted and replaced with the following:

Shareholder Fees

Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
P*	None	None

* Patent Pending

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
ING Emerging Markets Local Currency Debt Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING Separate Portfolios Trust
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Document Creation Date	dei_DocumentCreationDate	Oct 5, 2012